Employee Compensation and Benefit Plans Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options Weighted Average Exercise Price
Proceeds from exercise of stock options	$ 29	$ 47	$ 27
Predecessor Plans [Member]
Stock Options
Outstanding and exercisable, beginning	1,824,354
Exercised	(982,904)
Expired	(7,519)
Outstanding and exercisable, ending	833,931	1,824,354
Stock Options Weighted Average Exercise Price
Outstanding and exercisable, beginning	$ 30.50
Exercised	29.34
Expired	44.21
Outstanding and exercisable, ending	$ 31.75	$ 30.50
Weighted Average Remaining Contractual Term (Years)	2 years 4 months	2 years 8 months
Proceeds from exercise of stock options	$ 29	$ 47